Commitments	12 Months Ended
Dec. 31, 2017
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Commitments
46	COMMITMENTS

(a)	Capital commitments

The Group had the following capital commitments:

	2017	2016
	RMB million	RMB million
Contracted for:
– Aircraft, engines and flight equipment (note)	87,030	123,019
– Other property, plant and equipment	7,572	9,550
– Investments	208	140

	94,810	132,709

Note:

Contracted expenditures for the above aircraft, engines and flight equipment, including deposits prior to delivery, subject to future inflation increase built into the contracts, were expected to be paid as follows:

	2017	2016
	RMB million	RMB million
Within one year	28,322	28,384
In the second year	27,516	32,306
In the third year	19,273	28,983
In the fourth year	7,829	18,334
Over four years	4,090	15,012

	87,030	123,019

The above capital commitments represent the future outflow of cash or other resources.

(b)	Operating lease commitments

As at the reporting date, the Group had commitments to pay future minimum lease rentals under operating leases as follows:

	2017	2016
	RMB million	RMB million
Aircraft, engines and flight equipment
Within one year	3,048	3,814
In the second year	2,559	3,124
In the third to fifth years, inclusive	7,112	7,616
After the fifth year	7,528	7,605

	20,247	22,159

Land and buildings
Within one year	332	362
In the second year	164	225
In the third to fifth years, inclusive	156	411
After the fifth year	37	732

	689	1,730

	20,936	23,889